Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment:

	Buildings, plant installations and machinery	Finance leases	Ocean going vessels	Other	TOTAL
Cost at January 1, 2018	$4,648,924	$215,773	$144,423	$131,070	$5,140,190
Additions	180,437	2,037	40,284	58,349	281,107
Disposals and other	(131,219)	—	(1,288)	(361)	(132,868)
Cost at December 31, 2018	4,698,142	217,810	183,419	189,058	5,288,429
Accumulated depreciation at January 1, 2018	1,956,317	33,927	40,427	111,193	2,141,864
Disposals and other	(124,920)	—	(1,194)	(360)	(126,474)
Depreciation	216,338	16,054	9,193	6,359	247,944
Accumulated depreciation at December 31, 2018	2,047,735	49,981	48,426	117,192	2,263,334
Net book value at December 31, 2018	$2,650,407	$167,829	$134,993	$71,866	$3,025,095

	Buildings, plant installations and machinery	Finance leases	Ocean going vessels	Other	TOTAL
Cost at January 1, 2017	$4,549,816	$206,260	$145,303	$127,575	$5,028,954
Additions	98,780	7,667	605	4,396	111,448
Disposals and other	328	1,846	(1,485)	(901)	(212)
Cost at December 31, 2017	4,648,924	215,773	144,423	131,070	5,140,190
Accumulated depreciation at January 1, 2017	1,752,540	18,557	31,135	109,253	1,911,485
Disposals and other	(2,066)	—	—	(673)	(2,739)
Depreciation	205,843	15,370	9,292	2,613	233,118
Accumulated depreciation at December 31, 2017	1,956,317	33,927	$40,427	111,193	2,141,864
Net book value at December 31, 2017	$2,692,607	$181,846	$103,996	$19,877	$2,998,326

Included in finance leases as at December 31, 2018 are capitalized costs related to a methanol terminal and storage tanks in Geismar, Louisiana, an oxygen production facility in Trinidad, and two ocean going vessels.